RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (SCHEDULE OF RELATED PARTY TRANSACTIONS) (Details) - Affiliated Entity - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Expenses paid or accrued for by the Company:	$ 777	$ 768	$ 790
Revenue received or accrued for by the Company:	1,216	1,211	1,195
Paid or accrued expenses for services provided by AXA, AXA Financial and Affiliates
Related Party Transaction [Line Items]
Expenses paid or accrued for by the Company:	188	164	173
Paid or accrued commission and fee expenses for sale of insurance products by AXA Distribution
Related Party Transaction [Line Items]
Expenses paid or accrued for by the Company:	587	603	616
Paid or accrued expenses for investment management services provided by AXA IM, AXA REIM and AXA Rosenberg
Related Party Transaction [Line Items]
Expenses paid or accrued for by the Company:	2	1	1
Amounts received or accrued for cost sharing services provided to AXA, AXA Financial and affiliates
Related Party Transaction [Line Items]
Revenue received or accrued for by the Company:	531	491	482
Amounts received or accrued for commissions and fees earned for sale of MONY America's insurance products
Related Party Transaction [Line Items]
Revenue received or accrued for by the Company:	11	13	2
Amounts received or accrued for investment management and administrative services provided to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts
Related Party Transaction [Line Items]
Revenue received or accrued for by the Company:	$ 674	$ 707	$ 711